OIL AND NATURAL GAS PROPERTIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OIL AND NATURAL GAS PROPERTIES
Evaluated oil and natural gas properties - cost	$ 6,440,255		$ 6,368,179	$ 5,786,425
Total - cost	6,440,255		6,368,179	5,786,425
Accumulated depletion and impairment	(5,973,853)		(5,426,488)	(4,659,087)
Oil and natural gas properties, net	466,402		941,691	1,127,338
Unevaluated properties	0		0	0
Depletion expense	$ 547,365	$ 586,659	$ 767,401	$ 373,229